ACCOUNTING POLICIES - Reconciliation Of Operating Lease Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Total operating lease commitments as of December 31, 2018			$ 35,544
Leases of low value assets			(226)
Leases with remaining lease term of less than 12 months			(2,093)
Other minor adjustments relating to commitment disclosures			(670)
Operating lease liabilities before discounting			32,555
Discounted using incremental borrowing rate			(5,754)
Reasonably certain extension options			4,683
Lease liabilities	$ 44,756		5,712
IFRS 16 - Leases
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease liability		$ 31,484
Lease liabilities		$ 37,196
IAS 17
Disclosure of maturity analysis of operating lease payments [line items]
Finance lease liabilities			$ 5,712